Subsequent Events	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
We have evaluated all events or transactions that occurred after March 31, 2018. During this period, up to the filing date, we did not identify any additional subsequent events, other than the pending acquisition disclosed in Note 3, Acquisitions and Divestitures, and the payment of a cash dividend disclosed in Note 9, Stockholders’ Equity and Stock Incentive Plans, the effects of which would require disclosure or adjustment to our financial position or results of operations.